Related party transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
14	Related party transactions

(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors, officers and former directors as follows:

Year Ended March 31,	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
	So	Chung	Fok	So
	Director, Chief Executive	Director	Director	Director

Officer and Treasurer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2011	$915 (i), (iii)	$165 (iii)	Nil	—
2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. J. Stewart Jackson. IV	Mr. Henry Schlueter	Mr. Albert So

	Former Director	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands

2011	Nil	$87 (ii)	$118
2012	Nil	$68 (ii)	$118
2013	Nil	$74 (ii)	$124 (iii)

The emoluments paid to the Group’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.

(ii)	The amounts for the years ended March 31, 2011, 2012 and 2013 represented professional fees paid to Schlueter & Associates, P.C., the Group’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively.